UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2009

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):[   ] is a restatement.
                                       [   ] adds new holding
                                             entries.

Institutional Investment Manager Filing this Report:

Name:       Institutional Capital LLC
Address:    225 West Wacker Drive, Suite 2400
            Chicago, Illinois  60606

Form 13F File No:       28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:       Brian E. Franc
Title:      Senior Vice President and Chief Compliance Officer
Phone:      (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Brian E. Franc     Chicago, Illinois     8/13/09
--------------------- -------------------  -----------
     (Signature)         (City/State)         (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number                           Name
------------------------------            -------------------------------------
028-01190                                 Frank Russell Company

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           49

Form 13F Information Table Value Total:   $9,377,863
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                  FORM 13F INFORMATION TABLE

                                                   INSTITUTIONAL CAPITAL LLC
                                                            FORM 13F
                                                           30-Jun-09
                                                                                                           Voting Authority
                                                                                                       -------------------------

                                                       Value     Shares/Prn Sh/ Put/ Invstmt Other
Name of Issuer                Title of class   CUSIP   (x$1000)  Amt        Prn Call Dscretn Managers  Sole       Shrd None
----------------------------- -------------- --------- --------- ---------- --- ---- ------- --------- ---------- ---- ---------
ACE Ltd.                           SHS       H0023R105   250,415  5,661,661 SH       Sole               5,323,011        338,650
ASML Holding NV                 NY REG SHS   N07059186    16,453    759,950 SH       Sole                 704,600         55,350
Aon Corp.                          COM       037389103    37,056    978,500 SH       Sole                 907,950         70,550
Avon Products Inc.                 COM       054303102    34,380  1,333,610 SH       Sole               1,236,060         97,550
BB&T Corp.                         COM       054937107    55,761  2,536,900 SH       Sole               2,272,450        264,450
BCE Inc.                         COM NEW     05534B760    54,497  2,637,800 SH       Sole               2,362,850        274,950
BP PLC                        SPONSORED ADR  055622104    80,853  1,695,750 SH       Sole               1,404,950        290,800
Baker Hughes Inc.                  COM       057224107   331,856  9,106,908 SH       Sole               8,578,008        528,900
Bank of New York Mellon Corp.      COM       064058100   319,804 10,911,082 SH       Sole              10,280,359        630,723
Barrick Gold Corp.                 COM       067901108    29,979    893,550 SH       Sole                 645,200        248,350
CSX Corp.                          COM       126408103   344,518  9,948,552 SH       Sole               9,378,752        569,800
CVS Caremark Corp.                 COM       126650100   346,761 10,880,493 SH       Sole              10,246,443        634,050
Capital One Financial Corp.        COM       14040H105   145,741  6,660,943 SH       Sole               6,301,243        359,700
Caterpillar Inc.                   COM       149123101   128,285  3,882,703 SH       Sole               3,663,853        218,850
Cisco Systems Inc.                 COM       17275R102   257,801 13,830,521 SH       Sole              13,078,821        751,700
Coca Cola Co.                      COM       191216100   218,799  4,559,261 SH       Sole               4,296,561        262,700
Covidien PLC                       SHS       G2554F105   235,557  6,291,590 SH       Sole               5,934,090        357,500
Credit Suisse Group           SPONSORED ADR  225401108    48,650  1,063,850 SH       Sole                 801,200        262,650
Cummins Inc.                       COM       231021106   149,330  4,241,112 SH       Sole               4,003,812        237,300
Du Pont (E.I.) de Nemours & Co.    COM       263534109    97,066  3,788,669 SH       Sole               3,384,169        404,500
Entergy Corp.                      COM       29364G103    18,333    236,500 SH       Sole                 219,200         17,300
Exxon Mobil Corp.                  COM       30231G102     2,234     31,950 SH       Sole                  31,950
Hewlett-Packard Co.                COM       428236103   336,090  8,695,728 SH       Sole               8,199,978        495,750
Honeywell International Inc.       COM       438516106   307,982  9,808,339 SH       Sole               9,239,939        568,400
Intel Corp.                        COM       458140100   281,421 17,004,290 SH       Sole              16,040,790        963,500
Intercontinental Hotels Group SPONS ADR NEW  45857P301     3,833    371,784 SH       Sole                 371,784
JPMorgan Chase & Co.               COM       46625H100   426,634 12,507,601 SH       Sole              11,774,351        733,250
Johnson Controls Inc.              COM       478366107   178,674  8,226,240 SH       Sole               7,758,490        467,750
Lockheed Martin Corp.              COM       539830109   271,376  3,364,858 SH       Sole               3,176,908        187,950
Lowe's Cos Inc.                    COM       548661107   294,774 15,186,705 SH       Sole              14,274,305        912,400
Marathon Oil Corp.                 COM       565849106   287,728  9,549,558 SH       Sole               9,022,658        526,900
Microsoft Corp.                    COM       594918104   265,524 11,170,568 SH       Sole              10,543,018        627,550
Molson Coors Brewing Co.           CL B      60871R209    35,333    834,710 SH       Sole                 772,210         62,500
Newmont Mining Corp.               COM       651639106   251,124  6,144,455 SH       Sole               5,796,455        348,000
Nokia Corporation             SPONSORED ADR  654902204    44,230  3,033,600 SH       Sole               2,299,400        734,200
Novartis AG                   SPONSORED ADR  66987V109    99,776  2,446,090 SH       Sole               2,188,790        257,300
Occidental Petroleum Corp.         COM       674599105   239,465  3,638,728 SH       Sole               3,432,328        206,400
Omnicom Group                      COM       681919106    24,868    787,450 SH       Sole                 730,200         57,250
Pepsi Bottling Group Inc.          COM       713409100    26,028    769,150 SH       Sole                 713,150         56,000
Pepsico Inc.                       COM       713448108   284,564  5,177,652 SH       Sole               4,883,157        294,495
Pfizer Inc.                        COM       717081103   291,215 19,414,360 SH       Sole              18,349,910      1,064,450
Schering-Plough Corp.              COM       806605101   420,482 16,738,924 SH       Sole              15,791,824        947,100
Texas Instruments Inc.             COM       882508104   304,005 14,272,550 SH       Sole              13,485,400        787,150
Total SA                      SPONSORED ADR  89151E109   292,582  5,395,202 SH       Sole               4,929,502        465,700
Toyota Motor Corp.            SP ADR REP2COM 892331307    52,161    690,600 SH       Sole                 528,550        162,050
Viacom Inc.                        CL B      92553P201   301,686 13,290,151 SH       Sole              12,506,401        783,750
Vodafone Group PLC            SPONS ADR NEW  92857W209   101,349  5,200,040 SH       Sole               4,450,740        749,300
Wells Fargo & Co.                  COM       949746101   316,344 13,039,723 SH       Sole              12,262,373        777,350
Wyeth                              COM       983024100   434,486  9,572,283 SH       Sole               9,044,583        527,700
REPORT SUMMARY                      49                 9,377,863
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